Property and Equipment, Net (Tables) - Evolv Technologies Holdings, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of property and equipment, net

	June 30,	December 31,
	2021	2020
Computers and telecom equipment	$217	$217
Lab equipment	494	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	553	95
Leased equipment	19,821	10,948
	21,181	11,843
Less: Accumulated depreciation and amortization	(3,629)	(2,527)
	$17,552	$9,316

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Computers and telecom equipment	$217	$217
Lab equipment	487	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	95	95
Leased equipment	10,948	4,252
	11,843	5,147
Less: Accumulated depreciation and amortization	(2,527)	(1,461)
	$9,316	$3,686

Schedule of leased equipment and the related accumulated depreciation

	June 30,	December 31,
	2021	2020
Leased equipment	$19,821	$10,948
Accumulated depreciation	(2,724)	(1,649)
Leased equipment, net	$17,097	$9,299

	December 31,
	2020	2019
Leased equipment	$10,948	$4,252
Accumulated depreciation	(1,649)	(616)
Leased equipment, net	$9,299	$3,636